UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2013

Walthausen Small Cap Value Fund
Semi-Annual Report
July 31, 2013

Dear Fellow Shareholders,

The first six months of the fiscal year through July 31st have been somewhat disappointing for Walthausen Small Cap Value Fund (the “Fund”). We struggled to keep up with our benchmark, the Russell 2000 Value Index (the “Index”), which was up an impressive 14.87% for the six months versus a 13.62% gain for the Fund. Over the period, the Index's gains were interrupted only in April and June, months which could be best described as flat. This proved to be a challenge for our value driven stock selection process given the already rich valuations. But we have to ask, what is the market telling us? Is it objectively telling us that it is overvalued and likely to retreat soon? Apparently it is not. A better explanation is that the market is being valued in the context of very low interest rates and a US economy which is continuing to move forward at a modest rate in spite of a poorly functioning federal government, the sequester and increased payroll and income tax rates.

The domestic equity markets are also most likely benefiting from investor's worries about international investing as Europe is still dogged by Euro issues and several of the major emerging economies are facing growing problems. India and Indonesia have recently started to face severe devaluations of their currency, but China, as the world's second largest economy, is the question. That nation's financial system with its political controls and concentrated banking is quite different. To date China has reported almost no nonperforming assets either from major corporations or governmental bodies but the level of debt has built up enormously particularly since the 2008 global financial crisis. It seems like the massive expansion has left many industries with excess capacity and some infrastructure spending has been poorly planned. We do not believe that we or most investors are comfortable that they understand the scope of these issues and we remain uncertain that the process of shifting debt between entities can resolve those issues at a time when the government seems to be endeavoring to curb the lending from the "shadow banking" system.

As mentioned earlier, the Fund was unable to match the Index, despite solid gains. The portfolio was impacted by poor allocation; in particular we were about double the Index weight in Materials, the poorest performing group in the Index. We were less concerned than we should have been by the declining prices of a variety of raw materials. Generally we are positioned with players who add value to materials and who hence typically see the costs of the materials which they buy decline as fast as their selling prices. However, we overlooked the fact that in a declining price environment customers hold off buying until later and that the company may be left holding higher priced raw materials.

Stock selection again showed as a positive but unfortunately was not sufficiently strong to overcome the losses from allocation. The most beneficial selections were in Information Technologies, highlighted by the gains coming from the acquisition of Power-One. We were not as successful in Consumer Discretionary where we were hurt by investors concluding that slightly higher interest rates will stymie the improvement in new home sales.

As we look to the remainder of the year, high valuations accorded to stocks remain our primary concern. Those valuations do not in and of themselves indicate that the stock market will do poorly but they do increase the risks to the portfolio.

Thank you for your continued support.

Sincerely,

John B. Walthausen

2013 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/13 NAV $22.77

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2013

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	41.60%	22.03%	18.37%	17.28%
Russell 2000® Value Index(B)	34.15%	17.07%	8.86%	7.80%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2013): 1.31%

The Fund’s expense ratio for the period ended July 31, 2013 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years and 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2013 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

                                        WALTHAUSEN SMALL CAP VALUE FUND
                                                              by Sectors (Unaudited)
                                                       (as a percentage of Net Assets)

                     * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Semi-Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee and a $20 wire redemption fee for redemptions made by wire transfers. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2013
	February 1, 2013	July 31, 2013	to July 31, 2013

Actual	$1,000.00	$1,136.23	$6.62

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2013 Semi-Annual Report 4

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
354,960	AAON Inc.	$7,656,487	0.99%
Blankbooks, Looseleaf Binders, Bookbinding & Related Work
330,240	Deluxe Corporation	13,543,142	1.75%
Broadwoven Fabric Mills, Man Made Fiber & Silk
322,871	Albany International Corporation Class A	11,142,278	1.44%
Chemicals & Allied Products
450,680	Olin Corporation	10,996,592	1.42%
Computer & Office Equipment
371,745	Lexmark International Inc. Class A (a)	13,936,720	1.80%
Computer Communications Equipment
326,196	Electronics for Imaging, Inc. *	9,795,666	1.27%
Construction Machinery & Equipment
506,413	Columbus McKinnon Corporation *	11,201,855	1.45%
Crude Petroleum & Natural Gas
449,360	Bill Barrett Corporation * (a)	10,074,651
329,573	EPL Oil & Gas, Inc. *	10,599,068
1,677,863	PetroQuest Energy, Inc. *	7,550,383
526,430	Stone Energy Corporation *	12,823,835
		41,047,937	5.31%
Electronic Components & Accessories
1,037,735	Vishay Intertechnology Inc. *	14,933,007	1.93%
Fats & Oils
595,040	Darling International Inc. *	12,079,312	1.56%
Fire, Marine & Casualty Insurance
180,150	Platinum Underwriters Holdings, Ltd.	10,464,913
137,680	RLI Corp.	11,364,107
		21,829,020	2.82%
General Industrial Machinery & Equipment, NEC
1,106,464	Flow International Corporation *	4,270,951	0.55%
Greeting Cards
227,815	CSS Industries Inc.	6,066,713	0.78%
Industrial & Commercial Fans & Blowers & Air Purifying Equipment
289,863	CECO Environmental Corp.	3,872,570	0.50%
Industrial Inorganic Chemicals
284,722	LSB Industries, Inc. *	9,361,659	1.21%
Industrial Trucks, Tractors, Trailers & Stackers
192,290	Hyster-Yale Materials Handling, Inc. Class A	12,500,773	1.62%
Life Insurance
330,190	Primerica, Inc.	13,550,998	1.75%
Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	1,582,000	0.20%
Manifold Business Forms
115,700	Ennis, Inc.	2,143,921	0.28%
Metal Forgings & Stampings
393,761	Materion Corp.	11,867,957
387,050	TriMas Corp. *	14,332,461
		26,200,418	3.39%
Miscellaneous Business Credit Institution
481,040	PHH Corporation *	10,900,366	1.41%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Miscellaneous Electrical Machinery, Equipment & Supplies
430,080	Rofin-Sinar Technologies Inc. *	$9,939,149	1.29%
Miscellaneous Fabricated Metal Products
1,265,490	Mueller Water Products, Inc.	9,794,893	1.27%
Miscellaneous Manufacturing Industries
407,000	Hillenbrand, Inc.	10,089,530	1.31%
Mortgage Bankers & Loan Correspondents
431,395	Ocwen Financial Corp. *	20,543,030
328,235	Walter Investment Management Corp. *	13,060,471
		33,603,501	4.35%
Motor Vehicle Parts & Accessories
913,935	Modine Manufacturing Corporation *	10,053,285	1.30%
National Commercial Banks
307,100	Community Bank System Inc.	10,300,134
222,210	City Holding Company	9,835,015
		20,135,149	2.60%
Oil & Gas Field Exploration Services
41,958	Dawson Geophysical Company *	1,513,845
1,015,440	Synergy Resources Corporation *	7,869,660
		9,383,505	1.21%
Oil & Gas Field Machinery & Equipment
909,680	Newpark Resources, Inc. *	10,406,739	1.35%
Oil & Gas Field Services, NEC
100,000	Natural Gas Services Group, Inc. *	2,435,000	0.31%
Operative Builders
593,430	M/I Homes, Inc. *	12,616,322	1.63%
Petroleum Refining
290,590	Delek US Holdings, Inc.	8,790,347	1.14%
Pharmaceutical Preparations
360,233	Cambrex Corporation *	5,277,413	0.68%
Plastic Materials, Synth Resin
344,604	Hexcel Corp. *	12,133,507
488,130	Kraton Performance Polymers Inc. *	9,909,039
391,290	Polyone Corp.	11,312,194
		33,354,740	4.31%
Prefabricated Metal Buildings & Components
686,690	NCI Building Systems, Inc. *	9,737,264	1.26%
Printed Circuit Boards
178,310	Plexus Corp. *	6,235,501	0.81%
Pulp Mills
1,140,864	Mercer International Inc. (Canada) *	7,894,779	1.02%
Railroad Equipment
130,230	FreightCar America, Inc.	2,371,488	0.31%
Refrigeration & Service Industries
235,260	Standex International Corp.	13,887,398	1.80%
Retail - Radio, TV & Consumer Electronics Stores
2,806,236	RadioShack Corporation (a)	7,661,024	0.99%
Rolling Drawing & Extruding of Nonferrous Metals
247,850	RTI International Metals, Inc. *	7,596,603	0.98%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Savings Institution, Federally Chartered
614,035	Dime Community Bancshares, Inc.	$10,776,314	1.39%
Semiconductors & Related Devices
221,350	Cabot Microelectronics Corporation *	8,185,523
1,761,173	GT Advanced Technologies, Inc. * (a)	9,131,682
		17,317,205	2.24%
Services - Advertising Agencies
416,630	ValueClick, Inc. *	10,182,437	1.32%
Services - Business Services, NEC
463,839	Lender Processing Services, Inc.	15,158,259	1.96%
Services - Computer Integrated Systems Design
553,590	Convergys Corporation	10,479,459
158,220	SYNNEX Corporation *	7,835,054
		18,314,513	2.37%
Services - Consumer Credit Reports
129,550	Altisource Portfolio Solutions S.A. * (Luxembourg)	15,968,333	2.07%
Services - Educational Services
242,470	Strayer Education, Inc. * (a)	10,731,722	1.39%
Services - Equipment Rental & Leasing, NEC
472,286	CAI International Inc. *	9,913,283	1.28%
Services - Help Supply Services
39,881	Insperity, Inc.	1,318,865	0.17%
Services - Hospitals
181,620	Magellan Health Services Inc. *	10,379,583	1.34%
Services - Management Consulting Services
376,426	The Hackett Group, Inc.	2,092,929	0.27%
Short-Term Business Credit Institutions
246,355	Asta Funding Inc.	2,170,388	0.28%
Special Industry Machinery (No Metalworking Machinery)
491,153	John Bean Technologies Corporation	11,645,238	1.51%
Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,028,100	0.13%
State Commercial Banks
286,020	Bryn Mawr Bank Corp.	7,997,119
878,430	CVB Financial Corp.	11,498,649
236,470	First Financial Bankshares, Inc. (a)	14,578,376
11,481	Great Southern Bancorp, Inc.	335,245
326,920	Hancock Holding Co.	10,709,899
		45,119,288	5.85%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
140,920	Haynes International, Inc.	6,778,252
413,690	Titan International, Inc. (a)	7,132,016
317,550	Worthington Industries, Inc.	11,358,763
		25,269,031	3.28%
Telephone & Telegraph Apparatus
213,240	Plantronics, Inc.	9,913,528	1.28%
Textile Mill Products
239,480	Lydall Inc. *	3,726,309
329,964	Unifi, Inc. *	7,569,374
		11,295,683	1.46%
Wholesale - Computers & Peripheral Equipment & Software
37,089	e Plus inc. *	2,354,781	0.30%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Walthausen Small Cap Value Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets
COMMON STOCKS
Wholesale - Machinery, Equipment & Supplies
300,000 Lawson Products, Inc.	$3,639,000	0.47%
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
18,942 Adams Resources & Energy, Inc.	1,266,651	0.16%
Wood Household Furniture, (No Upholstered)
319,382 Bassett Furniture Industries Inc.	5,087,755	0.66%
Total for Common Stocks (Cost $546,179,288)	$730,818,901	94.53%
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
53,997,391 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	53,997,391	6.98%
(Cost $53,997,391)
MONEY MARKET FUNDS
45,554,603 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	45,554,603	5.89%
(Cost $45,554,603)
Total Investment Securities	830,370,895	107.40%
(Cost $645,731,282)
Liabilities In Excess of Other Assets	(57,249,466)	-7.40%
Net Assets	$773,121,429	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at July 31, 2013.
(a) All or a portion of shares are on loan.
The accompanying notes are an integral part of these
financial statements.

2013 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2013

Assets:
Investment Securities at Fair Value	$830,370,895	(1)
(Cost $645,731,282)
Cash	376,418
Receivable for Securities Sold	5,816,327
Receivable for Shareholder Subscriptions	540,455
Dividends Receivable	20,248
Interest Receivable	300
Receivable for Income from Securities on Loan	31,542
Total Assets	837,156,185
Liabilities:
Payable for Securities Purchased	8,969,598
Payable for Shareholder Redemptions	214,600
Payable for Collateral Received for Securities Loaned (Note 5)	53,997,391
Payable to Advisor for Management Fees (Note 4)	689,118
Payable to Advisor for Service Fees (Note 4)	164,049
Total Liabilities	64,034,756
Net Assets	$773,121,429

Net Assets Consist of:
Paid In Capital	$547,089,411
Accumulated Undistributed Net Investment Income (Loss)	(923,437)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	42,315,842
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	184,639,613
Net Assets, for 33,957,505 Shares Outstanding	$773,121,429
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($773,121,429/33,957,505 shares)	$22.77
Redemption Price Per Share ($22.77 * 0.98) (Note 2)	$22.31

Statement of Operations (Unaudited)
For the six month period ended July 31, 2013

Investment Income:
Dividends	$3,232,689
Interest	2,242
Securities Lending Income (Note 5)	224,155
Total Investment Income	3,459,086
Expenses:
Management Fees (Note 4)	3,511,309
Service Fees (Note 4)	871,214
Total Expenses	4,382,523

Net Investment Income (Loss)	(923,437)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	31,714,632
Net Change in Unrealized Appreciation (Depreciation) on Investments	59,821,391
Net Realized and Unrealized Gain (Loss) on Investments	91,536,023

Net Increase (Decrease) in Net Assets from Operations	$90,612,586

(1) Includes securities out on loan to brokers with a market value of $53,131,686.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2013	2/1/2012
	to	to
	7/31/2013	1/31/2013
From Operations:
Net Investment Income (Loss)	$(923,437)	$609,621
Net Realized Gain (Loss) on Investments	31,714,632	38,704,955
Net Change in Unrealized Appreciation (Depreciation) on Investments	59,821,391	79,464,911
Increase (Decrease) in Net Assets from Operations	90,612,586	118,779,487
From Distributions to Shareholders:
Net Investment Income	-	(576,246)
Net Realized Gain from Security Transactions	-	(20,211,426)
Change in Net Assets from Distributions	-	(20,787,672)
From Capital Share Transactions:
Proceeds From Sale of Shares	123,099,418	286,776,334
Proceeds From Redemption Fees (Note 2)	45,134	52,259
Shares Issued on Reinvestment of Dividends	-	19,622,501
Cost of Shares Redeemed	(88,369,350)	(80,990,106)
Net Increase from Shareholder Activity	34,775,202	225,460,988

Net Increase in Net Assets	125,387,788	323,452,803

Net Assets at Beginning of Period	647,733,641	324,280,838
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($923,437) and $0)	$773,121,429	$647,733,641

Share Transactions:
Issued	5,835,882	15,701,711
Reinvested	-	1,038,228
Redeemed	(4,193,482)	(4,565,218)
Net Increase in Shares	1,642,400	12,174,721
Shares Outstanding Beginning of Period	32,315,105	20,140,384
Shares Outstanding End of Period	33,957,505	32,315,105

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2013		2/1/2012	2/1/2011	2/1/2010	2/1/2009	2/1/2008*
	to		to	to	to	to	to
	7/31/2013		1/31/2013	1/31/2012	1/31/2011	1/31/2010	1/31/2009
Net Asset Value -
Beginning of Period	$20.04		$16.10	$16.19	$11.27	$7.05	$10.00
Net Investment Income (Loss) (a)	(0.03)		0.03	(0.03)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	2.76		4.64	0.15	4.93	4.24	(2.93)
Total from Investment Operations	2.73		4.67	0.12	4.91	4.22	(2.95)
Distributions (From Net Investment Income)	-		(0.02)	-	-	-	-
Distributions (From Realized Capital Gains)	-		(0.71)	(0.22)	-	-	-
Total Distributions	-		(0.73)	(0.22)	-	-	-
Proceeds from Redemption Fees (Note 2)	-	+	- +	0.01	0.01	- +	- +
Net Asset Value -
End of Period	$22.77		$20.04	$16.10	$16.19	$11.27	$7.05
Total Return (c)	13.62	% **	29.27%	0.95%	43.66%	59.86%	(29.50)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$773,121		$647,734	$324,281	$251,821	$31,307	$8,365
Ratio of Expenses to Average Net Assets	1.25	% ***	1.30%	1.32%	1.38%	1.45%	1.54%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.26	% ***	0.15%	-0.16%	-0.14%	-0.20%	-0.27%
Portfolio Turnover Rate	34.68	% **	52.63%	55.36%	52.72%	69.87%	133.28%

* Commencement of Operations. ** Not Annualized. *** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2013
(Unaudited)

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2013, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, investors in the following categories may continue to invest in the Fund. You may purchase additional Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are: (i) a current Fund shareholder as of December 31, 2012; (ii) a participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of December 31, 2012; (iii) a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of December 31, 2012 purchasing shares on behalf of new and existing clients; or (iv) a client who maintains a managed account with Walthausen & Co., LLC. Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its Transfer Agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share,

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2013, proceeds from redemption fees amounted to $45,134.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair

2013 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$730,818,901	$0	$0	$730,818,901
Investments Purchased with Cash
Proceeds from Securities Lending	53,997,391	0	0	53,997,391
Money Market Funds	45,554,603	0	0	45,554,603
Total	$830,370,895	$0	$0	$830,370,895

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 2 or Level 3 assets during the six month period ended July 31, 2013. There were no transfers into or out of the levels during the six month period ended July 31, 2013. It is the Fund’s policy to consider transfers into or out of each level as of the end of the reporting period.

2013 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the six month period ended July 31, 2013, the Advisor earned management fees totaling $3,511,309, of which $689,118 was due to the Advisor at July 31, 2013. For the same period, the Advisor earned services fees of $871,214, of which $164,049 was due to the Advisor at July 31, 2013.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2013. Under the Management Agreement, the Advisor pays these fees.

5.) SECURITIES LENDING
The Fund has entered into an agreement with Huntington National Bank as lending agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrowers of securities are at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrowers default on their obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrowers on demand; if the borrowers default on their obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2013, the Fund loaned common stocks having a fair value of $53,131,686, and received $53,997,391 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial

2013 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments, including security lending transactions, that are offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA"). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amount offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amount subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). As such, below is additional information regarding the Fund’s securities lending as of July 31, 2013:

Assets:
Gross Amounts Not Offset
in the Statement of
Financial Position
		Gross	Net Amount of
		Amounts	Assets
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral
Description	Assets	Position	Position	Instruments	Received	Net Amount
Securities
Lending	$53,131,686	$0	$53,131,686	$0	$53,131,686	$0

Liabilities:

Gross Amounts Not
Offset in the Statement of
Financial Position
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral
Description	Liabilities	Position	Position	Instruments	Pledged	Net Amount
Securities
Lending	$53,997,391	$0	$53,997,391	$53,997,391	$0	$0

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2013 was $547,089,411 representing 33,957,505 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $244,653,305 and $232,163,150, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2013 was $645,731,282. At July 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$198,244,899	($13,605,286)	$184,639,613

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2013, Charles Schwab & Co., Inc. located at 101

2013 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, both held, in aggregate, 37.53% and 39.72%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2013. For the fiscal year ended January 31, 2013, there was a distribution from net investment income of $0.0202 per share, a short-term capital gain of $0.0254 per share and a long-term capital gain of $0.6831 per share paid on December 21, 2012.

Distributions paid from:

	Six Month Period	Fiscal Year Ended
	Ended July 31,2013	January 31, 2013
Ordinary Income .	$ -0-	$ 1,300,834
Long-Term Capital Gain	-0-	19,486,838
	$ -0-	$20,787,672

2013 Semi-Annual Report 16

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2013 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX
RETAIL CLASS TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2013

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2013

Dear Fellow Shareholders,

The first six months of the fiscal year, through July 31st, 2013, were surprisingly good with the Walthausen Select Value Fund (the “Fund”) generating a return of 18.82% for the Institutional Class versus the Russell 2500 Index benchmark returns of 13.94% . Over the period, month in and month out, there was an unusually consistent appreciation in value. It is hard to explain that strength, and even harder to anticipate. The market has performed well in the face of concerns including slow growth in the US economy, huge deficits, mounting federal debt, bankruptcy of Detroit, higher tax rates, the sequester which are matched by the international concerns brought on by slowing growth and mounting debt in China, slower growth in many emerging economies and continuing stress within the Euro zone. What is the explanation and can it continue?

We believe that the stock market is benefiting from the increasing availability of credit and the related extraordinarily low interest rates. Though many investors continue to be skeptical about domestic equities, we think that the lack of returns in fixed income is encouraging some shift into stocks and further, emerging market investing seems, at least for the moment, to be loosing some of its luster. But we don't know that it can continue given that higher valuations do mean higher risks. If the economy gains momentum, interest rates will most likely rise and encourage some shift out of stocks but if the economy falters and earnings starts to decline, investors might lose confidence. In short, it may be that the best thing for the market, and what the market seems to be predicting is that the economy will grow but quite slowly.

In terms of the Fund, the allocation impact on performance was neutral with stock selection driving our performance. In fact the period was unusually rich in takeover activity. The portfolio benefited from a giant Swiss electrical equipment maker buying Power-One, an agreement for a Chinese meatpacker to acquire Smithfield Foods, and the decision of Fidelity National Financial to acquire Lender Processing Services. We should also mention that we missed one takeover. We were holders of Cooper Tire going into the new fiscal year but as we looked at the fundamentals, we saw demand for tires weak, prices under pressure and Cooper's inventories too high so we discounted the takeover rumors and sold the position before they were acquired by India's Apollo Tyres. Impressive as that good fortune was, the three acquisitions accounted for less than half of the outperformance that we accomplished in the first half. A good number of our selections, including First Financial Bankshares, Lexmark, GT Advanced Technologies, Assurant and Hexcel all did well. Interestingly they are all very diverse, being in different industries; some in growth industries and some in much challenged markets.

As we look to the remainder of the year, there is little doubt that there are reasons to be concerned about the market. However we don't see a major economic contraction as likely.

Thank you for your continued support.

Sincerely,

John B. Walthausen

2013 Semi-Annual Report 1

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/13 Institutional Class NAV $14.27
7/31/13 Retail Class NAV $14.17

TOTAL RETURNS (%) AS OF JULY 31, 2013.

		Since
	1 Year(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	42.82%	16.44%
Walthausen Select Value Fund - Retail Class	42.54%	16.14%
Russell 2500® Value Index(B)	34.73%	13.94%

Annual Fund Operating Expense Ratios (from Prospectus dated June 1, 2013):
                  Institutional Class - Gross 1.47%, Net 1.22%
                  Retail Class - Gross 1.47%, Net 1.47%

The Fund’s expense ratio for the period ended July 31, 2013 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above will not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2013 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND

                                    WALTHAUSEN SELECT VALUE FUND
                                                     by Sectors (Unaudited)
                                               (as a percentage of Net Assets)

           * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Semi-Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee for both classes. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee and a $20 wire redemption fee for redemptions made by wire transfers. The example is based on an investment of $1,000 invested in the Fund on February 1, 2013 and held through July 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2013
	February 1, 2013	July 31, 2013	to July 31, 2013

Actual	$1,000.00	$1,188.18	$6.51

Hypothetical**	$1,000.00	$1,018.84	$6.01
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2013
	February 1, 2013	July 31, 2013	to July 31, 2013

Actual	$1,000.00	$1,186.77	$7.86

Hypothetical**	$1,000.00	$1,017.60	$7.25
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

2013 Semi-Annual Report 4

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
12,320	Assurant, Inc.	$667,251	2.63%
Aircraft & Parts
7,710	Triumph Group, Inc.	604,927	2.38%
Chemicals & Allied Products
25,590	Olin Corporation	624,396	2.46%
Computer & Office Equipment
17,710	Lexmark International Inc. Class A (a)	663,948	2.62%
Converted Paper & Paperboard Products (No Containers/Boxes)
12,240	Avery Dennison Corp.	547,495	2.16%
Crude Petroleum & Natural Gas
20,390	EPL Oil & Gas, Inc. *	655,742
30,010	Ultra Petroleum Corp. * (a)	649,717
31,550	WPX Energy, Inc. *	606,075
		1,911,534	7.53%
Electronic Components & Accessories
43,250	Vishay Intertechnology Inc. *	622,367	2.45%
Fats & Oils
30,680	Darling International Inc. *	622,804	2.45%
Fire, Marine & Casualty Insurance
10,830	American Financial Group	559,803
12,305	Endurance Specialty Holdings Ltd.	647,612
11,180	Platinum Underwriters Holdings, Ltd.	649,446
		1,856,861	7.32%
Heavy Construction Other Than Building Construction - Contractors
20,250	Foster Wheeler AG * (Switzerland)	434,160	1.71%
Meat Packing Plants
222	Seaboard Corp.	626,040
11,380	Smithfield Foods Inc. *	377,816
		1,003,856	3.95%
Miscellaneous Business Credit Institution
26,450	PHH Corporation *	599,357	2.36%
Miscellaneous Industrial & Commercial Machinery & Equipment
11,150	Moog Inc. Class A *	627,076	2.47%
Miscellaneous Manufacturing Industries
23,820	Hillenbrand, Inc.	590,498	2.33%
Mortgage Bankers & Loan Correspondents
15,470	Ocwen Financial Corp. *	736,681	2.90%
Motor Vehicle Parts & Accessories
9,400	Visteon Corporation *	619,178	2.44%
Petroleum Refining
14,810	Western Refining, Inc. (a)	446,225	1.76%
Plastic Materials, Synth Resin
14,830	Hexcel Corp. *	522,164	2.06%
Plastics Products, NEC
9,430	AptarGroup, Inc.	550,618	2.17%
Printed Circuit Boards
74,110	Flextronics International Ltd. *	641,793	2.53%
Railroad Equipment
17,180	Trinity Industries, Inc.	676,377	2.66%
Retail - Variety Stores
16,260	Big Lots, Inc. *	587,474	2.31%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Semiconductors & Related Devices
16,930	Cabot Microelectronics Corporation *	$626,071
133,310	GT Advanced Technologies, Inc. * (a)	691,212
		1,317,283	5.19%
Services - Advertising Agencies
17,530	ValueClick, Inc. *	428,433	1.69%
Services - Business Services, NEC
16,740	Lender Processing Services, Inc.	547,063	2.16%
Services - Equipment Rental & Leasing, NEC
26,170	CAI International, Inc. *	549,308	2.16%
Services - Hospitals
22,160	HealthSouth Corp. *	721,530
10,720	Magellan Health Services, Inc. *	612,648
		1,334,178	5.26%
State Commercial Banks
13,190	Bank of the Ozarks, Inc.	630,218
10,310	First Financial Bankshares, Inc. (a)	635,612
15,380	Independent Bank Corp.	572,751
		1,838,581	7.23%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
18,990	Worthington Industries, Inc.	679,272	2.68%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
12,770	Carpenter Technology Corporation	667,616	2.63%
Surgical & Medical Instruments & Apparatus
6,120	Teleflex Incorporated	486,112	1.92%
Title Insurance
25,460	Fidelity National Financial, Inc. Class A	623,261	2.46%
Total for Common Stocks (Cost $21,453,142)		$24,628,147	97.03%
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
2,466,981	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	2,466,981	9.72%
	(Cost $2,466,981)
MONEY MARKET FUNDS
615,904	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	615,904	2.43%
	(Cost $615,904)
Total Investment Securities		27,711,032	109.18%
	(Cost $24,536,027)
Liabilities In Excess of Other Assets		(2,328,843)	-9.18%
Net Assets		$25,382,189	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at July 31, 2013.
(a) All or a portion of shares are on loan.
The accompanying notes are an integral part of these
financial statements.

2013 Semi-Annual Report 6

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2013
Assets:
Investment Securities at Fair Value	$27,711,032	(1)
(Cost $24,536,027)
Cash	100,000
Receivable for Dividends, Interest and Securities Lending	5,712
Receivable for Securities Sold	198,515
Receivable for Shareholder Subscriptions	2,000
Total Assets	28,017,259
Liabilities:
Payable for Securities Purchased	138,796
Payable for Shareholder Redemptions	3,805
Payable for Collateral Received for Securities Loaned (Note 6)	2,466,981
Payable to Advisor for Management Fees (Note 4)	18,334
Payable to Advisor for Service Fees (Note 4)	7,154
Total Liabilities	2,635,070
Net Assets	$25,382,189
Net Assets Consist of:
Paid In Capital	21,607,584
Accumulated Net Investment Income (Loss)	(11,973)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	611,573
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	3,175,005
Net Assets	$25,382,189

Institutional Class
Net Assets	$23,606,046
Shares Outstanding
(Unlimited shares authorized)	1,653,782
Net Asset Value and Offering Price Per Share	$14.27
Redemption Price Per Share ($14.27 * 0.98) (Note 2)	$13.98

Retail Class
Net Assets	$1,776,143
Shares Outstanding
(Unlimited shares authorized)	125,380
Net Asset Value and Offering Price Per Share	$14.17
Redemption Price Per Share ($14.17 * 0.98) (Note 2)	$13.89

Statement of Operations (Unaudited)
For the six month period ended July 31, 2013
Investment Income:
Dividends	$110,895
Interest	103
Securities Lending Income (Note 6)	2,850
Total Investment Income	113,848
Expenses:
Management Fees (Note 4)	102,115
Service Fees (Note 4)	45,952
Distribution 12b-1 Fees - Retail Class (Note 5)	387
Total Expenses	148,454
Less: Waived Service Fees	(24,517)
Less: Waived Distribution 12b-1 Fee	(387)
Net Expenses	123,550
Net Investment Income (Loss)	(9,702)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	585,057
Net Change In Unrealized Appreciation (Depreciation) on Investments	2,964,594
Net Realized and Unrealized Gain (Loss) on Investments	3,549,651
Net Increase (Decrease) in Net Assets from Operations	$3,539,949

(1) Includes securities out on loan to brokers with a fair value of $2,422,478.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2013	2/1/2012
	to	to
	7/31/2013	1/31/2013
From Operations:
Net Investment Income (Loss)	$(9,702)	$(1,432)
Net Realized Gain (Loss) on Investments	585,057	158,330
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,964,594	107,725
Increase (Decrease) in Net Assets from Operations	3,539,949	264,623
From Distributions to Shareholders:
Net Investment Income
Institutional Class	-	-
Retail Class	-	-
Net Realized Gain from Security Transactions
Institutional Class	-	(64,330)
Retail Class	-	(1,731)
Change in Net Assets from Distributions	-	(66,061)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	5,557,434	13,676,405
Retail Class	1,528,982	126,283
Proceeds From Redemption Fees (Note 2)
Institutional Class	1,496	-
Retail Class	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	-	64,330
Retail Class	-	1,731
Cost of Shares Redeemed
Institutional Class	(396,721)	(141,764)
Retail Class	(37,064)	(6,347)
Net Increase (Decrease) from Shareholder Activity	6,654,127	13,720,638
Net Increase (Decrease) in Net Assets	10,194,076	13,919,200
Net Assets at Beginning of Period	15,188,113	1,268,913
Net Assets at End of Period (Including Accumulated Undistributed	$25,382,189	$15,188,113
Net Investment Income (Loss) of ($11,973) and ($2,271), respectively)
Share Transactions:
Issued
Institutional Class	431,042	1,137,286
Retail Class	116,065	10,928
Reinvested
Institutional Class	-	5,698
Retail Class	-	154
Redeemed
Institutional Class	(29,556)	(13,196)
Retail Class	(2,794)	(553)
Net Increase (Decrease) in Shares	514,757	1,140,317

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 8

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2013		2/1/2012	2/1/2011	12/27/2010*
	to		to	to	to
	7/31/2013		1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$12.01		$10.23	$10.04	$10.00
Net Investment Income (Loss) (a)	(0.01)		(0.01)	0.00	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	2.27		2.24	0.19	0.05
Total from Investment Operations	2.26		2.23	0.19	0.04
Distributions (From Net Investment Income)	-		-	-	-
Distributions (From Capital Gains)	-		(0.45)	-	-
Total Distributions	-		(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	+	-	-	-
Net Asset Value -
End of Period	$14.27		$12.01	$10.23	$10.04
Total Return (c)	18.82%	***	22.08%	1.89%	0.40%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,606		$15,044	$1,253	$963
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	1.45%	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.33%	**	-0.13%	-0.05%	-0.70%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	1.20%	**	1.39%	1.45%	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.08%	**	-0.08%	-0.05%	-0.70%	**
Portfolio Turnover Rate	34.18%	***	36.16%	94.46%	3.02%	***

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2013		2/1/2012	2/1/2011	12/27/2010*
	to		to	to	to
	7/31/2013		1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$11.94		$10.19	$10.04	$10.00
Net Investment Income (Loss) (a)	(0.03)		(0.04)	(0.06)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	2.26		2.24	0.21	0.05
Total from Investment Operations	2.23		2.20	0.15	0.04
Distributions (From Net Investment Income)	-		-	-	-
Distributions (From Capital Gains)	-		(0.45)	-	-
Total Distributions	-		(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-		-	-	-
Net Asset Value -
End of Period	$14.17		$11.94	$10.19	$10.04
Total Return (c)	18.68%	***	21.88%	1.49%	0.40%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,776		$145	$16	$546
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.55%	**	1.70%	1.70%	1.70%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.54%	**	-0.38%	-0.55%	-1.29%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.64%	1.70%	1.70%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.44%	**	-0.32%	-0.55%	-1.29%	**
Portfolio Turnover Rate	34.18%	***	36.16%	94.46%	3.02%	***

* Commencement of Operations. ** Annualized. *** Not Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2013
(Unaudited)

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2013, there were two series authorized by the Trust. The Fund currently offers Institutional Class shares and Retail Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2010 -2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2013, proceeds from redemption fees amounted to $1,496 and $0 for Institutional Class Shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the

2013 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,628,147	$0	$0	$24,628,147
Money Market Funds	615,904	0	0	615,904
Investments Purchased with Cash
Proceeds From Securities Lending	2,466,981	0	0	2,466,981
Total	$27,711,032	$0	$0	$27,711,032

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 2 or Level 3 assets during the six month period ended July 31, 2013. There were no transfers into or out of the levels during the six month period ended July 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2013, the Advisor earned management fees totaling $102,115, of which $18,334 was due to the Advisor at July 31, 2013.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses,

2013 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

extraordinary or non-recurring expenses. For its services, the Advisor receives a services fee equal to 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund's average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive, for the Institutional Class Shares through May 31, 2014, 0.25% of the applicable Services Agreement fees for the class’ average daily net assets up to $100 million. The Advisor may not terminate the fee waiver before May 31, 2014.

For the six month period ended July 31, 2013, the Advisor earned services fees of $45,952, of which $7,154 was due to the Advisor at July 31, 2013. A total of $24,517 was waived with no recapture provision for the six month period ended July 31, 2013 for the Institutional Class.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2013. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund will pay the annual rate of 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders. Prior to June 1, 2013, the Advisor had contractually agreed to waive the Rule 12b-1 fees incurred during the period of December 26, 2013 through May 31, 2013. The Fund incurred distribution 12b-1 fees of $387 for Retail Class shares, during the six month period ended July 31, 2013. A total of $387 was waived with no recapture provision for the six month period ended July 31, 2013.

6.) SECURITIES LENDING
The Fund has entered into an agreement with Huntington National Bank as lender’s agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand; if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2013, the Fund loaned common stocks having a fair value of $2,422,478, and received $2,466,981 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments, including security lending transactions, that are

2013 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA"). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amount offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amount subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). As such, below is additional information regarding the Fund’s securities lending as of July 31, 2013:

Assets:
Gross Amounts Not
Offset in the Statement of
Financial Position
		Gross	Net Amount of
		Amounts	Assets
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral
Description	Assets	Position	Position	Instruments	Received	Net Amount
Securities
Lending	$2,422,478	$0	$2,422,478	$0	$2,422,478	$0

Liabilities:

Gross Amounts Not
Offset in the Statement of
Financial Position
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of		Cash
	Recognized	Financial	Financial	Financial	Collateral
Description	Liabilities	Position	Position	Instruments	Pledged	Net Amount
Securities
Lending	$2,466,981	$0	$2,466,981	$2,466,981	$0	$0

7.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2013 was $21,607,584 representing 1,653,782 Institutional Class shares outstanding and 125,380 Retail Class shares outstanding.

8.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $15,093,726 and $6,662,834, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

9.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2013 was $24,536,027. At July 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,476,109	($301,104)	$3,175,005

10.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2013, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, held, in aggregate, 76.41% of the Institutional Class shares of the Fund, and therefore may be deemed to control the Institutional Class. As of July 31, 2013, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 55.32%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

2013 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

11.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2013. For the fiscal year ended January 31, 2013 there was a distribution from long-term capital gain of $0.4505 per share paid on December 21, 2012 for both classes in the Fund.

Distributions paid from Institutional Class:

	Six Month Period	Fiscal Year Ended
	Ended July 31,2013	January 31, 2013
Ordinary Income .	$ -0-	$ -0-
Long-Term Capital Gain	-0-	64,330
	$ -0-	$64,330

Distributions paid from Retail Class:

	Six Month Period	Fiscal Year Ended
	Ended July 31,2013	January 31, 2013
Ordinary Income .	$ -0-	$ -0-
Long-Term Capital Gain	-0-	1,731
	$ -0-	$1,731

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2013 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 27, 2013

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: September 27, 2013